PROVISION FOR DISMANTLEMENT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018
Disclosure of other provisions [line items]
At December 31	¥ 69,444	¥ 64,163	$ 10,643
Provision for dismantlement [member]
Disclosure of other provisions [line items]
At January 1	65,602	54,878
New projects	3,765	3,309
Revision	35	5,117
Utilization	(444)	(1,141)
Deletion	(115)	(15)
Unwinding of discount (note 8)	2,636	2,794
Exchange differences	(1,119)	660
At December 31	70,360	65,602
Current portion of provision for dismantlement included in other payables and accrued liabilities (note 26)	¥ (916)	¥ (1,439)
Discount rate used for calculating provision for dismantlement				5.00%
Provision for dismantlement [member] | Minimum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement	3.25%	3.50%	3.25%
Provision for dismantlement [member] | Maximum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement	4.25%	4.25%	4.25%